Share capital and Other contributed capital	12 Months Ended
Dec. 31, 2021
Share capital and Other contributed capital
Share capital and Other contributed capital

19.Share capital and Other contributed capital

The Company’s Share capital at December 31, 2021 consisted of the following:

	Number of		Other Contributed
	shares	Share Capital	Capital
Common Share	119,007,062	30,964	506,008
Total	119,007,062	30,964	506,008

The Company’s Share capital at December 31, 2020 consisted of the following, on a pre-split basis:

	Number of		Other Contributed
	shares	Share Capital	Capital
Preferred A	1	$—	$—
Preferred B1	200,755,561	21,249	194,741
Common Share - Class A	56,221,500	5,946	62,965
Common Share - Class B	250,000	29	68
Total	257,227,062	$27,224	$257,774

Preferred A and Preferred B1 shares receive a preferential right to all forms of value transfers from the Company to the shareholders. The preference share A has a fixed amount as preference and the B share has an 8 percent cumulative coupon on the invested amount. There is no annual cash dividend or pay out, as the 8% fixed return accumulates indefinitely. As payments of dividend or potential decision of redemption preference share is within the control of the entity and as such the preferred preference shares are classified as equity instruments. The shares rank ahead of common equity and receive their return before any return is allocated to common shares. The Preferred A and Preferred B1 shares are entitled to ten votes per share while Common shares, both Class A and Class B, are entitled to one vote per share. Common A shares and Common B Shares carry equivalent features, however Common B shares have a higher threshold upon a potential exit or restructuring event, including an initial public offering, in order to receive a return.

As of December 31, 2020, the total number of authorized shares was 800,000,000 of which 257,227,062 were issued and outstanding. During 2020, 48,264,712 shares were issued at a par value of 1 SEK and premium of 9 SEK per share.

Reorganization of share structure

On March 16, 2021, the Company’s shareholders approved the adoption of new articles of association which provided for the reorganization of existing common and preferred shares into one single share class. Pursuant to the new articles of association, each class of shares have been reorganized into one class of common shares as follows:

●	The common shares series A have been re-designated as 56,221,500 common shares;
●	The common shares series B have been re-designated as 250,000 common shares;
●	The preferred share series A have been re-designated as one common share; and
●	The preferred shares series B1 have been re-designated as 200,755,561 common shares.

Furthermore, on March 16, 2021, the Company’s shareholders resolved to conduct a reverse share split where the total number of outstanding common shares (257,227,062) was consolidated into 105,771,768 common shares.

Initial public offering

On March 29, 2021, the Company completed an initial public offering of 13,235,294 ADSs, representing 13,235,294 common shares, at an initial public offering price of $20.00 per share. The net proceeds from the initial public offering were $249.3 million, after deducting the underwriting discounts, net of deferred taxes, and other initial public offering costs associated with the filing. The net proceeds of the initial public offering per the condensed consolidated statement of cash flows of $245.2 million do not reflect the non-cash movement related to the tax-deductible portion of the underwriter fees. Total transaction costs accounted for as a deduction from equity, net of deferred taxes, amounts to $15.4 million.

Following the initial public offering on March 29, 2021 the Company has 119,007,062 common shares outstanding.

The following chart shows a reconciliation of the movements in equity from December 31, 2019 through December 31, 2020 and from December 31, 2020 through December 31, 2021:

	Shares
	Outstanding	Share	Other Contributed
	(number)	Capital	Capital
Balance as of December 31, 2019	208,962,350	$22,124	$199,121
New Share Issuance	48,264,712	5,100	58,653
Shareholders’ contributions	—	—	—
Balance as of December 31, 2020	257,227,062	$27,224	$257,774
New Share Issuance	13,235,294	3,740	245,543
Share based renumeration program	—	—	2,691
Reverse stock split	(151,455,294)	—	—
Balance as of December 31, 2021	119,007,062	$30,964	$506,008